Additional Financial Information of Parent Company - Condensed Statements of Cash Flows (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
	Jun. 22, 2021 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash flows from operating activities:
Net (loss) income attribute to ordinary shareholders		¥ 411,900		¥ (3,654,528)	¥ (3,470,480)
Adjustments to reconcile net loss to net cash used in operating activities
Share-based compensation		919,255	$ 133,279	3,628,602	3,254,335
Foreign exchange loss		(15,048)	(2,182)	15,468	21,276
Changes in operating assets and liabilities:
Prepayments and other current assets		943,214	136,753	656,008	27,773
Amounts due to related parties		(6,252)	(906)	(31,213)	22,242
Income tax payable		20,695	3,000	5,614	15,465
Net cash provided by (used in) operating activities		(15,520)	(2,248)	(211,419)	574,742
Cash flows from investing activities:
Return from dissolution of an equity investment		0	0	0	90,000
Investment in subsidiaries and VIEs		(6,500)	(942)	(887,327)	(34,475)
Net cash used in investing activities		2,131,221	309,000	(14,398,973)	(2,690,895)
Cash flows from financing activities:
Cash paid for repurchase of ordinary shares and convertible redeemable preferred shares		(884,360)	(128,220)	(2,208,791)	(557,836)
Taxes paid for employees through repurchase of ordinary shares		(508,015)	(73,655)	(376,646)	0
Proceeds from initial public offerings, net	¥ 11,059,043	0	0	11,059,043	0
Proceeds from exercise of share options		8	1	20	87
Net cash used in financing activities		(1,330,175)	(192,857)	8,901,514	8,324,448
Effect of exchange rate changes on cash and cash equivalents		71,932	10,425	(87,677)	(127,770)
Net increase (decrease) in cash, cash equivalents and restricted cash		857,458	124,320	(5,796,555)	6,080,525
Cash and cash equivalents, beginning of the year		4,284,291		10,060,391
Cash and cash equivalents, end of the year		5,137,312	744,840	4,284,291	10,060,391
Parent Company [Member]
Cash flows from operating activities:
Net (loss) income attribute to ordinary shareholders		406,762	58,975	(3,654,448)	(3,470,472)
Adjustments to reconcile net loss to net cash used in operating activities
Equity in income of subsidiaries, VIEs and VIEs' subsidiaries		(997,956)	(144,689)	(197,282)	(175,661)
Share-based compensation		919,255	133,279	3,628,602	3,254,335
Modification of share options		0	0	209,311	231,972
Equity in earnings of unconsolidated investees		0	0	5,696	10,975
Net gain from disposal of investment in equity investees		0	0	379
Unrealized (gains) loss from fair value changes of short term investments		39,131	5,673	(18,333)
Foreign exchange loss		1,646	239	2,917
Impairment loss		0	0	43,708
Changes in operating assets and liabilities:
Prepayments and other current assets		(80,171)	(11,624)	(108,119)	22,727
Accounts payable		(40)	(6)	42
Amounts due to related parties		(6,252)	(906)	(31,213)	22,242
Income tax payable		9,219	1,337	9,084
Accrued expenses and other current liabilities		18,749	2,718	(78,313)	91,377
Net cash provided by (used in) operating activities		310,343	44,996	(187,969)	(12,505)
Cash flows from investing activities:
Purchases of short-term investments		(77,533,178)	(11,241,254)	(19,376,170)	(6,766,468)
Maturity of short-term investments		80,368,017	11,652,267	7,464,384	4,638,930
Payment for investment in equity investees		0	0	(580,888)	(19,312)
Return from dissolution of an equity investment		0	0	11,929
Loans to related parties		0	0	0	(63,482)
Repayment of loans from related parties		0	0	0	109,792
Investment in subsidiaries and VIEs		(2,538,846)	(368,098)	(2,081,323)	(493,225)
Net cash used in investing activities		295,993	42,915	(14,562,068)	(2,593,765)
Cash flows from financing activities:
Cash paid for repurchase of ordinary shares and convertible redeemable preferred shares		(884,360)	(128,220)	(2,208,791)	(557,836)
Taxes paid for employees through repurchase of ordinary shares		(508,015)	(73,655)	(376,646)
Proceeds from issuing preferred shares, net of issuance cost		0	0	385,788
Proceeds from initial public offerings, net		0	0	11,059,043
Proceeds from exercise of share options		8	1	20	87
Proceeds from issuance of convertible redeemable preferred shares, net of issuance cost		0	0	0	11,081,037
Loan to a shareholder pledged by preferred shares		0	0	0	(1,310,140)
Net cash used in financing activities		(1,392,367)	(201,874)	8,859,414	9,213,148
Effect of exchange rate changes on cash and cash equivalents		26,603	3,857	(102,804)	(274,587)
Net increase (decrease) in cash, cash equivalents and restricted cash		(759,428)	(110,106)	(5,993,427)	6,332,291
Cash and cash equivalents, beginning of the year		1,032,540	149,704	7,025,967	693,676
Cash and cash equivalents, end of the year		¥ 273,112	$ 39,598	¥ 1,032,540	¥ 7,025,967